Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COHEN & STEERS REAL ESTATE SECURITIES FUND INC
Entity Central Index Key	0001041917
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class A
Trading Symbol	CSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$58	1.09%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.14% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	7.92%	3.06%	6.06%
Without sales charge	13.01%	4.02%	6.55%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 9,609,136,810
Holdings Count | shares	48
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class C
Trading Symbol	CSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 12.74% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	11.29%[2]	3.33%	5.86%
Without sales charge	12.29%	3.33%	5.86%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 9,609,136,810
Holdings Count | shares	48
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class F
Trading Symbol	CREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.28% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	13.41%	4.37%	7.64%
S&P 500 Index	22.32%	13.41%	15.22%
Linked Index[1]	15.43%	3.71%	6.22%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 9,609,136,810
Holdings Count | shares	48
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class I
Trading Symbol	CSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.29% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I2	13.31%	4.28%	6.83%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 9,609,136,810
Holdings Count | shares	48
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class R
Trading Symbol	CIRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.05% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R2	12.90%	3.87%	6.39%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 9,609,136,810
Holdings Count | shares	48
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class Z
Trading Symbol	CSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.33% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z2	13.47%	4.38%	6.92%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 9,609,136,810
Holdings Count | shares	48
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%